BEA Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

                 ---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.                  Hal Liebes
CHAIRMAN OF THE BOARD                   SENIOR VICE PRESIDENT
Prof. Enrique R. Arzac                  Michael A. Pignataro
DIRECTOR                                SECRETARY
Lawrence J. Fox                         Wendy S. Setnicka
DIRECTOR                                VICE PRESIDENT
James S. Pasman, Jr.                    AND ASSISTANT SECRETARY
DIRECTOR                                Paul P. Stamler
Richard J. Lindquist                    TREASURER
PRESIDENT AND CHIEF                     Paul Roselli
INVESTMENT OFFICER                      ASSISTANT TREASURER
Suzanne E. Moran
INVESTMENT OFFICER

            --------------------------------------------------------

INVESTMENT ADVISER
BEA Associates
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232
            --------------------------------------------------------

ADMINISTRATOR
Chase Global Funds Services Co.
73 Tremont Street
Boston, Massachusetts 02108
            --------------------------------------------------------

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
            --------------------------------------------------------

SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank
4 New York Plaza
New York, New York 10004
Phone 1-800-428-8890
            --------------------------------------------------------

LEGAL COUNSEL
Willkie Farr & Gallagher
153 East 53rd Street
New York, New York 10022
            --------------------------------------------------------

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

            --------------------------------------------------------

INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $3,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A description of the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan, is included at the back of this report.

            --------------------------------------------------------

                             BEA Income Fund, Inc.

                 ---------------------------------------------

                              THIRD QUARTER REPORT
                               September 30, 1997

BEA INCOME FUND, INC.

----------
Dear Shareholders:                                             November 11, 1997

We are pleased to report on the activities of the BEA Income Fund, Inc. ("the Fund") for the quarter ended September 30, 1997 and discuss our investment strategy.

    At September 30, 1997, the Fund's net asset value ("NAV") was $8.42, compared to an NAV of $8.19 at June 30, 1997. As a result, the Fund's total return (based on NAV and assuming reinvestment of dividends of $0.18 per share) for the period was 5.1%. The Fund returned 11.4% for the nine months ended September 30, 1997.

THE MARKET

    Despite a bumpy ride along the way, the broad fixed income market closed the third quarter with a solid gain versus the second quarter. The yield on the bellwether 30-year Treasury bond declined a total of 39 basis points, to 6.39% from 6.78%. Thus far in 1997 as a whole, the long Treasury yield is down 25 basis points.

    The market's strength is supported by the U.S. macroeconomic climate, which remains a remarkable confluence of low inflation, stable interest rates and moderate expansion. Among developed economies worldwide, the U.S. stands alone as an engine of growth. Powerful factors overseas, furthermore, are exerting considerable deflationary pressures on the economy and serve as an effective counterweight to investor concern about a resurgence of inflation.

    The quarter was a productive one for investors both in investment-grade and high yield securities. As represented by the Lehman Brothers Aggregate Bond Index, investment-grade debt returned 3.3% and raised its year-to-date return to 6.5% from 3.1% at the end of the second quarter. Within the investment-grade universe, high-grade corporate bonds and mortgage-backed securities remained the most successful subcategories.

    High yield was even stronger, ending the third quarter as the best-performing U.S. debt sector both on a quarterly and year-to-date basis. The Salomon Brothers High-Yield Market Index returned 4.3% and 10.6% in the quarter and nine months, respectively, versus the Lehman Aggregate's corresponding gains listed above. Yield spreads between high yield and Treasury instruments remained at all-time lows.

    By several measures, high yield's strength is at record-breaking levels:

- MUTUAL FUND INFLOWS. According to Chase Securities, individuals poured $6.1 billion of net new cash into high yield mutual funds during the quarter, up from $5.1 billion in the second quarter. The year-to-date inflow of $15.4 billion is nearly equal to the record $15.8 billion taken in during all of 1996, meaning that 1997 is sure to be the best year ever for participation in the high yield market by individual investors.

- NEW ISSUES. Issuance of new high yield instruments continued to boom in the third quarter. Chase Securities calculates total new supply at $37.3 billion, compared to $31.6 billion in the second quarter, and year-to-date new issuance of $94.9 billion already is 29% above the $73.6 billion recorded in 1996 as a whole.

- MARKET SIZE. All those new issues are pushing the amount of total outstanding high yield debt skyward. The size of the high yield market at September 30 was estimated by Chase Securities at $429 billion, a 25% jump over the same date a year ago and the highest such level ever.

- INTERNATIONAL DIVERSIFICATION. Total issuance of dollar-denominated high yield debt by companies domiciled outside the U.S. (excluding Canada) at September 30 was $13.7 billion, an astounding 76% higher than 1996's total of $7.8 billion.

- YIELDS. Declining bond yields mean that bond prices are rising. The average market-weighted new-issue offer yield in September was 9.21%, down from 9.86% in August and 10.62% for all of 1996. The average yield for the overall high yield market dropped to 8.84%, versus 9.03% on October 1, 1996.

PORTFOLIO REVIEW

    The fundamental elements of our investment strategy are intact. We are maintaining the Fund's existing positions and, with few exceptions, adjusting the portfolio only as necessary. Outperformance of the broad high yield market (as exemplified by the Salomon Brothers index) indicates that our emphasis on individual security selection and sector weightings is succeeding.

    Within the portfolio's high yield component, the two most heavily weighted sectors (telecommunications, cable and media) generated above-market returns. Our telecom holdings particularly benefited from continuing investor expectations of global industry consolidation. Such expectations were realized in October, when long-distance giant MCI Communications became the subject of competing takeover bids by Worldcom Inc. and GTE that topped an existing bid from British Telecom. Worldcom also announced its intention to acquire Brooks Fiber Properties, Inc., a major provider of local bypass service. The attractiveness of the cable and media sector was reaffirmed by the June announcement that Microsoft would make a $1 billion equity investment in Comcast Corp.

    Three other sectors in the portfolio (gaming, auto parts, energy) modestly dampened relative performance during the quarter. Returns for gaming, which we overweighed compared to the index, and auto parts, were below-market. By contrast, we underweighted energy, which excelled as buying of oil and gas companies' debt helped to drive up prices for the entire sector. We currently consider oil and gas issues to be fully valued, but are more optimistic about exploration and production companies.

OUTLOOK

    Over the last few weeks, investors' fear that the Southeast Asian currency turmoil would spread to Hong Kong and South Korea prompted a sell-off in equities and bonds worldwide. The high yield sector sustained some price declines as overall "spread product" (I.E., debt securities whose market valuation is greatly driven by the spreads between their yields and those of U.S. Treasury debt) and stocks of all quality levels were subject to increased volatility. While our near-term view of the market has become much more cautious as a result, we also sense that the heavy selling may have been overdone, and are closely monitoring market conditions accordingly.

    Looking further ahead, our longer-term perspective remains bright. We expect to see periods of volatility in the direction of real interest rates, but believe that the overall trend will continue to be downward. The combination of increased savings levels tied to demographic shifts and a moderate inflation environment should provide a favorable backdrop for financial assets.

    In such an environment, investors should be biased toward "spread product" (I.E., debt securities whose market valuation is greatly driven by the spreads between their yields and those of U.S. Treasury debt) and, thus, will seek out the best yields available in the marketplace. High yield should be a prime beneficiary. We also continue to favor corporate bonds and securitized debt (E.G., mortgage and asset-backed securities) in this regard and hope to raise our exposure should we perceive any attractive buying opportunities.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

           [SIGNATURE]

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER

            [SIGNATURE]

William W. Priest, Jr.
CHAIRMAN OF THE BOARD

PORTFOLIO OF INVESTMENTS (UNAUDITED)
---------
SEPTEMBER 30, 1997

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
DOMESTIC INCOME SECURITIES (100.4%)
--------------------------------------------------------------------------------
----------------
CORPORATE OBLIGATIONS (76.8%)
--------------------------------------------------------------------------------
----------------
AUTOMOTIVE (1.2%)
         (3) Cambridge Industries, Inc.
             Sr. Sub. Notes
             10.25%, 7/15/07                        B3    $         500   $     523,750
            Collins & Aikman
             Products Corp.
             Sr. Sub. Notes
             11.50%, 4/15/06                        B3              650         742,625
            Consorcio G Grupo
             Dina S.A./MCII Holdings
             (U.S.A.), Inc.
             Sr. Secured Notes
             Zero Coupon, 11/15/02                 N/R            1,950       1,764,750
         (3) Safety Components
             International Inc.
             Sr. Sub. Notes
             10.125%, 7/15/07                       B3              500         510,000
                                                                          -------------
            GROUP TOTAL                                                       3,541,125
                                                                          -------------
--------------------------------------------------------------------------------
----------------
BROADCASTING (5.1%)
         (8) Australis Holdings Pty. Ltd.
             Yankee Sr. Secured
             Discount Notes
             0.00%, 11/1/02                        N/R            2,250       1,321,677
         (8) Capstar Broadcasting Partners,
             Inc.
             Sr. Discount Notes
             0.00%, 2/1/09                         N/R            2,000       1,380,000
         (8) Commodore Media, Inc.
             Gtd. Sr. Sub. Notes
             7.50%, 5/1/03                          B2              300         329,250
         (3) Digital Television Services,
             L.L.C./DTS Capital, Inc.
             Gtd. Sr. Sub. Notes
             12.50%, 8/1/07                         B3              750         780,000
         (8) EchoStar Communications Corp.
             Gtd. Sr. Discount Notes
             0.00%, 6/1/04                          B2              450         416,250
            Granite Broadcasting Corp.
             Sr. Sub. Notes
             9.375%, 12/1/05                        B3              300         295,500
            Pegasus Media &
             Communications, Inc.
             Series B, Notes
             12.50%, 7/1/05                         B2              250         283,125
            SFX Broadcasting, Inc.
             Series B, Sr. Sub. Notes
             10.75%, 5/15/06                        B3              650         713,375
            Sinclair Broadcast Group
             Sr. Sub. Notes
             10.00%, 9/30/05                        B2              900         945,000
         (8) Spanish Broadcasting System,
             Inc.
             Sr. Notes
             12.50%, 6/15/02                        B3              500         572,500

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
            Turner Broadcasting Systems,
             Inc.
             Sr. Notes
             7.40%, 2/1/04                         Ba1    $       1,820   $   1,860,950
         (8) UIH Australia/Pacific, Inc.
             Series B, Sr. Discount Notes
             0.00%, 5/15/06                         B3            1,500       1,083,750
            United International Holdings,
             Inc.:
             Sr. Secured Discount Notes
             Zero Coupon, 11/15/99                  B3            2,200       1,793,000
             Series B, Sr. Secured
             Discount Notes
             Zero Coupon, 11/15/99                  B3              750         611,250
            Univision Network Holding L.P.
             Sub. Notes
             Zero Coupon, 12/17/02                 N/R            1,500       1,485,000
            Young Broadcasting, Inc.
             Series B, Gtd. Sr. Sub.
             Notes:
             8.75%, 6/15/07                         B2              750         736,875
             9.00%, 1/15/06                         B2              300         301,500
                                                                          -------------
            GROUP TOTAL                                                      14,909,002
                                                                          -------------
--------------------------------------------------------------------------------
----------------
CABLE (6.8%)
            CCA Holdings Corp.
             Sr. Sub. Notes
             13.00%, 12/31/99                      N/R            1,500       1,965,000
            Cablevision System Corp.:
             Sr. Sub. Debentures
             9.875%, 2/15/13                        B1              850         918,000
             Sr. Sub. Notes
             9.875%, 5/15/06                        B1              400         432,000
            Century Communications Corp.
             Sr. Notes:
             9.75%, 2/15/02                        Ba3              500         527,500
             8.75%, 10/1/07                        Ba3              400         401,000
            Charter Communications
             Southeast L.P.
             Series B, Sr. Notes
             11.25%, 3/15/06                        B3              450         495,000
            Comcast Corp.
             Sr. Sub. Notes:
             9.375%, 5/15/05                       Ba3              180         194,175
             9.125%, 10/15/06                      Ba3              750         802,500
            Continental Cablevision, Inc.
             Sr. Debentures
             9.50%, 8/1/13                        Baa2              600         701,250
         (8) Diamond Cable Communications
             plc
             Yankee Discount Notes
             0.00%, 12/15/05                        B3            1,450       1,085,688
      (3)(8) DIVA Systems Corp.
             Units
             0.00%, 5/15/06                        N/R            1,925       1,155,000
         (4) Falcon Holding Group L.P.
             Sr. Sub. Notes
             11.00%, 9/15/03                       N/R            1,752       1,821,860
            Helicon Group L.P.
             Series B, Sr. Secured Notes
             11.00%, 11/1/03                        B1              500         531,250

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
            InterMedia Capital Partners IV
             L.P./InterMedia Partners IV
             Capital Corp.
             Sr. Notes
             11.25%, 8/1/06                         B2    $         650   $     715,000
            Lenfest Communications, Inc.:
             Sr. Notes
             8.375%, 11/1/05                       Ba3              250         251,250
             Sr. Sub. Notes
             10.50%, 6/15/06                        B2            1,000       1,105,000
         (8) Marcus Cable Co.
             Sr. Discount Notes
             0.00%, 12/15/05                       Caa            1,600       1,328,000
            NTL, Inc.:
         (8) Series A, Sr. Deferred Coupon
             Notes
             0.00%, 4/15/05                         B3            1,000         822,500
         (8) Series B, Sr. Deferred Coupon
             Notes
             0.00%, 2/1/06                          B3              700         523,250
             Series B, Sr. Notes
             10.00%, 2/15/07                        B3              500         524,375
            Olympus Communications,
             L.P./Olympus Capital Corp.
             Series B, Sr. Notes
             10.625%, 11/15/06                      B1            1,000       1,083,750
            OpTel, Inc.
             Series B, Sr. Notes
             13.00%, 2/15/05                        B3              500         498,750
         (8) Telewest Communications plc
             Yankee Sr. Sub. Discount
             Debentures
             0.00%, 10/1/07                         B1            2,450       1,843,625
                                                                          -------------
            GROUP TOTAL                                                      19,725,723
                                                                          -------------
--------------------------------------------------------------------------------
----------------
CHEMICALS (2.1%)
            Harris Chemical N.A.
             Sr. Secured Debentures
             10.25%, 7/15/01                        B2            1,050       1,092,000
            Huntsman Polymers Corp.
             Sr. Notes
             11.75%, 12/1/04                        B1            1,000       1,135,000
            NL Industries Inc.:
             Sr. Secured Notes
             11.75%, 10/15/03                       B1              250         274,375
         (8)  Sr. Secured Discount
             Debentures
             0.00%, 10/15/05                        B2              800         778,000
         (8) Sterling Chemical Holdings,
             Inc.
             Sr. Secured Discount Notes
             0.00%, 8/15/08                       Caa1            1,000         705,000
            Texas Petrochemical Corp.
             Series B, Sr. Sub. Notes
             11.125%, 7/1/06                        B3              350         383,687
            UCC Investor's Holdings, Inc.
             Sr. Sub. Notes
             11.00%, 5/1/03                         B3            1,500       1,612,500
                                                                          -------------
            GROUP TOTAL                                                       5,980,562
                                                                          -------------

--------------------------------------------------------------------
-------------

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value

--------------------------------------------------------------------------------
----------------
CONSTRUCTION & BUILDING MATERIALS (0.4%)
         (8) Building Materials Corp.
             Series B, Sr. Deferred Notes
             0.00%, 7/1/04                         Ba3    $         200   $     186,750
            Collins & Aikman Floor
             Coverings, Inc.
             Series B, Sr. Sub. Notes
             10.00%, 1/15/07                        B3              550         569,250
         (8) Waxman Industries Inc.
             Series B, Sr. Secured
             Deferred Notes
             0.00%, 6/1/04                        Caa1              600         522,750
                                                                          -------------
            GROUP TOTAL                                                       1,278,750
                                                                          -------------
--------------------------------------------------------------------------------
----------------
CONSUMER PRODUCTS & SERVICES (1.7%)
      (3)(8) Coinstar, Inc.
             Sr. Discount Notes
             0.00%, 10/1/06                        N/R            1,700       1,330,250
         (3) Doskocil Manufacturing Co.,
             Inc.
             Gtd. Sr. Sub. Notes
             10.125%, 9/15/07                      N/R              500         515,000
            Jordan Industries, Inc.
             Series B, Sr. Notes
             10.375%, 8/1/07                        B3              750         766,875
         (3) Playtex Products, Inc.
             Series A, Sr. Notes
             8.875%, 7/15/04                        B1              225         227,812
            Renaissance Cosmetics, Inc.
             Gtd. Sr. Notes
             11.75%, 2/15/04                        B3              650         659,750
            Revlon Consumer Products, Inc.
             Series B, Sr. Sub. Notes
             10.50%, 2/15/03                        B3              800         852,000
            Town & Country Corp.
             Sr. Sub. Notes
             13.00%, 5/31/98                        Ca              878         535,689
                                                                          -------------
            GROUP TOTAL                                                       4,887,376
                                                                          -------------
--------------------------------------------------------------------------------
----------------
ELECTRONICS (1.7%)
            Advanced Micro Devices, Inc.
             Sr. Secured Notes
             11.00%, 8/1/03                        Ba1              850         960,500
            Celestica International Inc.
             Gtd. Sr. Sub. Yankee Notes
             10.50%, 12/31/06                      N/R            1,100       1,192,125
            DecisionOne Corp.
             Sr. Sub. Notes
             9.75%, 8/1/07                          B3              500         522,500
            DecisionOne Holdings Corp.
             Units
             11.50%, 8/1/08                        N/R              700         465,500
            Unisys Corp.:
             Series B, Sr. Notes
             12.00%, 4/15/03                        B1            1,000       1,122,500
             Sr. Notes
             11.75%, 10/15/04                       B1              225         254,250

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
         (3) Viasystems, Inc.
             Sr. Sub. Notes
             9.75%, 6/1/07                          B3    $         400   $     417,000
                                                                          -------------
            GROUP TOTAL                                                       4,934,375
                                                                          -------------
--------------------------------------------------------------------------------
----------------
ENERGY (4.0%)
            Abraxas Petroleum Corp.
             Series B, Sr. Notes
             11.50%, 11/1/04                        B2            1,550       1,697,250
         (3) Belden & Blake Energy Co.
             Gtd. Sr. Sub. Notes
             9.875%, 6/15/07                        B3              200         201,500
            Bellwether Exploration Co.
             Gtd. Sr. Sub. Notes
             10.875%, 4/1/07                        B3            1,450       1,569,625
         (3) Cliffs Drilling Co.
             Series B, Sr. Notes
             10.25%, 5/15/03                        B1            1,100       1,196,250
            Dawson Production Services,
             Inc.
             Sr. Notes
             9.375%, 2/1/07                         B1              150         157,125
            Forcenergy Inc.
             Series B, Sr. Sub. Notes
             8.50%, 2/15/07                         B2              725         723,187
         (3) Giant Industries, Inc.
             Sr. Sub. Notes
             9.00%, 9/1/07                          B2            1,500       1,515,000
            Gulf Canada Resources Ltd.
             Yankee Sr. Sub. Debentures
             9.25%, 1/15/04                        Ba2              650         689,000
            H.S. Resources, Inc.:
             Gtd. Sr. Sub. Notes
             9.25%, 11/15/06                        B2              600         618,000
             Sr. Sub. Notes
             9.875%, 12/1/03                        B2              500         521,250
            Maxus Energy Corp.
             Notes
             9.375%, 11/1/03                        B1              250         269,758
         (8) Mesa Operating Co.
             Gtd. Sr. Sub. Discount Notes
             0.00%, 7/1/06                         Ba2            1,100         880,000
            Noble Drilling Corp.
             Sr. Notes
             9.125%, 7/1/06                       Baa2              100         109,000
         (3) Panda Global Energy Co.
             Yankee Gtd. Sr.
             Secured Notes
             12.50%, 4/15/04                       N/R              550         535,562
            Parker Drilling Co.
             Series B, Gtd. Sr. Notes
             9.75%, 11/15/06                        B1              300         321,750
            Plains Resources Inc.
             Series B, Gtd. Sr. Sub. Notes
             10.25%, 3/15/06                        B2              375         405,000
         (3) TransAmerican Energy Corp.
             Sr. Secured Discount Notes
             11.50%, 6/15/02                        B3              350         350,000
                                                                          -------------
            GROUP TOTAL                                                      11,759,257
                                                                          -------------

--------------------------------------------------------------------
-------------

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value

--------------------------------------------------------------------------------
----------------
ENTERTAINMENT (1.2%)
            American Skiing Co.
             Series B, Sr. Sub. Notes
             12.00%, 7/15/06                        B3    $         425   $     477,062
            Booth Creek Ski Holdings, Inc.
             Series B, Sr. Notes
             12.50%, 3/15/07                      Caa1            1,000       1,025,000
         (3) Cinemark USA, Inc.
             Series C, Sr. Sub. Notes
             9.625%, 8/1/08                         B2              250         258,125
            Genmar Holdings, Inc.
             Series A, Sr. Sub. Notes
             13.50%, 7/15/01                      Caa2              500         511,875
            Time Warner Inc.
             Debentures
             6.85%, 1/15/26                        Ba1            1,095       1,119,638
                                                                          -------------
            GROUP TOTAL                                                       3,391,700
                                                                          -------------
--------------------------------------------------------------------------------
----------------
FINANCIAL SERVICES (10.2%)
            AT&T Capital Corp.
             Series 4, Medium Term Notes:
             6.26%, 2/18/99                       Baa3              290         291,087
             6.92%, 4/29/99                       Baa3            1,100       1,113,750
            American Banknote Corp.
             Series B, Sr. Notes
             11.625%, 8/1/02                        B2              750         823,125
            Arcadia Financial, Ltd.
             Units
             11.50%, 3/15/07                        B2              475         496,375
            Associates Corp. of North
             America
             Sr. Debentures
             5.96%, 5/15/37                        Aa3            1,150       1,161,500
            BellSouth Capital Funding
             Corp.
             Debentures
             6.04%, 11/15/26                       Aa1            1,700       1,714,926
         (9) Camden Property Trust
             Remarketed Reset Notes
             6.039%, 5/9/02                       Baa3              600         600,612
            Chase Manhattan Corp.
             Sub. Notes
             7.25%, 6/1/07                          A1              800         827,000
            Citicorp:
             Sr. Notes
             5.625%, 2/15/01                       Aa3            1,500       1,471,875
             Sub. Notes
             7.20%, 6/15/07                         A1              485         500,156
            First Maryland Bancorp
             Sub. Notes
             7.20%, 7/1/07                          A3              830         850,750
            GMAC
             Medium Term Notes
             6.90%, 6/6/00                          A3            2,000       2,033,000
         (9) General Electric Capital Corp.
             Remarketed Reset Notes
             6.29%, 12/15/07                       Aaa            2,150       2,142,604
         (3) Goldman Sachs Group L.P.
             Medium Term Notes
             6.20%, 2/15/01                         A1            3,000       2,970,000

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
            L'Auxiliare du Credit Foncier
             de France:
             Sr. Unsub. Notes
             8.00%, 1/14/02                         A3    $         320   $     335,600
         (9)  Gtd. Sub. Notes
             5.906%, 10/22/02                     Baa3              680         655,758
            Long Island Savings Bank
             F.S.B.
             Notes
             7.00%, 6/13/02                       Baa3              770         780,587
         (9) Midland Bank plc
             Series 1M Perpetual Primary
             Capital Notes
             6.125%                                Aa3              230         211,151
            Norwest Financial Inc.
             Sr. Notes
             7.50%, 4/15/05                        Aa3            1,100       1,156,969
      (3)(8) PTC International Finance B.V.
             Gtd. Notes
             0.00%, 7/1/07                         N/R              350         228,813
         (9) Skandinaviska Enskilda Banken
             AB
             Perpetual Sub. Notes:
             7.50%                                 N/R            1,250       1,270,125
             6.625%                               Baa1              400         397,000
            Toyota Motor Credit Corp.
             Sr. Unsecured Bonds
             7.00%, 6/11/07                        Aaa            1,050       1,080,555
            Trans Financial Bank N.A.:
             Notes
             6.48%, 10/23/98                      Baa3            1,250       1,251,050
             Sr. Notes
             6.32%, 10/17/97                      Baa3            1,750       1,750,438
            Travelers Group, Inc.
             Sr. Notes
             6.625%, 9/15/05                       Aa3              500         495,535
            Western Financial Bank, F.S.B.
             Sub. Capital Debentures
             8.875%, 8/1/07                         B1              500         498,125
      (2)(7) Westfed Holdings
             Sr. Debentures
             15.50%, 9/15/99                       N/R            1,750       1,400,000
         (3) Wilshire Financial Services
             Group, Inc.
             Unsecured Sr. Notes
             13.00%, 8/15/04                       N/R            1,250       1,267,188
                                                                          -------------
            GROUP TOTAL                                                      29,775,654
                                                                          -------------
--------------------------------------------------------------------------------
----------------
FOOD & BEVERAGES (1.4%)
         (3) Archibald Candy Corp.
             Gtd. Sr. Secured Notes
             10.25%, 7/1/04                         B2              550         574,750
         (3) Fleming Companies, Inc.
             Gtd. Sr. Sub. Notes
             10.50%, 12/1/04                        B3              500         523,750
            Fresh Del Monte Produce N.V.
             Series B, Yankee Sr. Notes
             10.00%, 5/1/03                         B2              800         847,000
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
            Gorges/Quick-To-Fix Foods,
             Inc.
             Series B, Sr. Sub. Notes
             11.50%, 12/1/06                        B3    $       1,000   $   1,052,500
            International Home Foods, Inc.
             Gtd. Sr. Sub. Notes
             10.375%, 11/1/06                       B2            1,000       1,102,500
                                                                          -------------
            GROUP TOTAL                                                       4,100,500
                                                                          -------------
--------------------------------------------------------------------------------
----------------
HEALTH CARE (3.4%)
            Health and Retirement Property
             Trust
             Remarketed Reset Notes
             6.20%, 7/9/98                        Baa2            1,050       1,049,475
            ICON Health & Fitness, Inc.
             Series B, Sr. Sub. Notes
             13.00%, 7/15/02                        B3              500         563,750
         (3) Integrated Health Services,
             Inc.
             Sr. Sub. Notes:
             10.25%, 4/30/06                        B2              400         429,000
             9.25%, 1/15/08                         B2              350         356,563
            Meditrust:
         (9)  Remarketed Reset Notes
             6.169%, 8/15/02                      Baa3              550         549,725
             Conv. Debentures
             7.50%, 3/1/01                        Baa3            3,000       3,425,580
            Merck & Co.
             Series B, Medium
             Term Notes
             5.76%, 5/3/37                         N/R            1,650       1,662,375
            Paracelsus Healthcare
             Sr. Sub. Notes
             10.00%, 8/15/06                        B1            1,250       1,290,625
            Regency Health Services, Inc.
             Gtd. Sr. Sub. Notes
             9.875%, 10/15/02                       B2              500         547,500
         (3) UROHEALTH Systems, Inc.
             Units
             12.50%, 4/1/04                         B3              150         149,250
                                                                          -------------
            GROUP TOTAL                                                      10,023,843
                                                                          -------------
--------------------------------------------------------------------------------
----------------
INDUSTRIAL GOODS & MATERIALS (5.1%)
            AMTROL Acquisition Inc.
             Sr. Sub. Notes
             10.625%, 12/31/06                      B3              400         415,000
            Alpine Group, Inc.
             Series B, Gtd. Sr. Secured
             Notes
             12.25%, 7/15/03                        B3              500         552,500
            Atlantis Group, Inc.
             Sr. Notes
             11.00%, 2/15/03                        B2              585         625,950
            CLARK Material Handling Co.
             Gtd. Sr. Notes
             10.75%, 11/15/06                       B1              550         584,375
         (3) Golden Ocean Group, Ltd.
             Units
             10.00%, 8/31/01                        B3            1,032         755,940

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
            Haynes International, Inc.
             Sr. Notes
             11.625%, 9/1/04                        B3    $         500   $     555,000
         (8) IHF Holdings Inc.
             Series B, Sr. Sub. Discount
             Notes
             0.00%, 11/15/04                      Caa2            1,250       1,075,000
            Interlake Corp.
             Sr. Sub. Debentures
             12.125%, 3/1/02                        B3            1,000       1,050,000
            International Knife & Saw,
             Inc.
             Sr. Sub. Notes
             11.375%, 11/15/06                      B3              750         815,625
            MVE Inc.
             Sr. Secured Debentures
             12.50%, 2/15/02                        B3              850         868,063
            Motors and Gears, Inc.
             Series B, Sr. Notes
             10.75%, 10/15/06                       B3            1,500       1,605,000
         (3) Neenah Corp.
             Sr. Sub. Notes
             11.125%, 5/1/07                        B3              500         541,250
            Plastic Specialties &
             Technologies, Inc.
             Sr. Secured Debentures
             11.25%, 12/1/03                        B3              500         532,500
            SRI Receivables Purchase Co.,
             Inc.
             Series B, Notes
             12.50%, 12/15/00                      N/R            1,500       1,560,000
            Seagate Technology, Inc.
             Sr. Debentures
             7.45%, 3/1/37                        Baa3              900         928,125
            Specialty Equipment Companies,
             Inc.
             Sr. Sub. Notes
             11.375%, 12/1/03                       B3            1,000       1,085,000
            Terex Corp.
             Series B, Sr. Secured Notes
             13.25%, 5/15/02                      Caa1            1,000       1,152,500
                                                                          -------------
            GROUP TOTAL                                                      14,701,828
                                                                          -------------
--------------------------------------------------------------------------------
----------------
METALS & MINING (3.1%)
            AK Steel Corp.
             Gtd. Sr. Notes
             10.75%, 4/1/04                        Ba2            1,200       1,305,000
            Algoma Steel, Inc.
             Yankee First Mortgage Notes
             12.375%, 7/15/05                       B1              500         583,750
            Armco, Inc.
             Sr. Notes
             11.375%, 10/15/99                      B2              415         425,375
            Bayou Steel Corp.
             First Mortgage Notes
             10.25%, 3/1/01                         B2              400         414,000
            Gulf States Steel, Inc.
             First Mortgage Notes
             13.50%, 4/15/03                        B1            1,200       1,242,000
            Kaiser Aluminum & Chemical
             Corp.:
             Series D, Sr. Notes
             10.875%, 10/15/06                      B1              875         955,938
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
             Sr. Sub. Notes
             12.75%, 2/1/03                         B2    $         850   $     922,250
            Republic Engineered Steel,
             Inc.
             First Mortgage Bonds
             9.875%, 12/15/01                     Caa1              500         482,500
            Sheffield Steel Corp.
             First Mortgage Notes
             12.00%, 11/1/01                      Caa3            1,250       1,293,750
            WCI Steel Inc.
             Series B, Sr. Secured Notes
             10.00%, 12/1/04                        B2              725         773,031
            Weirton Steel Corp.
             Sr. Notes
             11.375%, 7/1/04                        B2              700         759,500
                                                                          -------------
            GROUP TOTAL                                                       9,157,094
                                                                          -------------
--------------------------------------------------------------------------------
----------------
PACKAGING/CONTAINERS (2.6%)
            BPC Holding Corp.
             Series B, Sr. Secured Notes
             12.50%, 6/15/06                       Caa              950       1,045,000
            Container Corp. of America
             Gtd. Sr. Notes
             9.75%, 4/1/03                          B1              500         540,000
         (8) Crown Packaging Enterprises
             Ltd.
             Sr. Secured Discount Notes
             0.00%, 8/1/06                          Ca            1,950         429,000
            Four M Corp.
             Series B, Sr. Secured Notes
             12.00%, 6/1/06                         B3              500         536,250
            Gaylord Container Corp.:
         (3)  Sr. Notes
             9.75%, 6/15/07                         B3            1,000       1,017,500
             Sr. Sub. Discount Debentures
             12.75%, 5/15/05                      Caa1              775         847,656
         (8) Ivex Holdings Corp.
             Series B, Sr. Discount
             Debentures
             0.00%, 3/15/05                       Caa1            1,500       1,248,750
            Radnor Holdings, Corp.
             Sr. Notes
             10.00%, 12/1/03                        B2              250         258,438
            Stone Container Corp.
             Units
             12.25%, 4/1/02                         B3              500         520,625
         (3) Stone Container Finance Co.
             Yankee Gtd. Sr. Notes
             11.50%, 8/15/06                        B2            1,000       1,051,250
                                                                          -------------
            GROUP TOTAL                                                       7,494,469
                                                                          -------------
--------------------------------------------------------------------------------
----------------
PAPER & FOREST PRODUCTS (1.7%)
         (3) Ainsworth Lumber Co. Ltd.
             Yankee Sr. Secured Notes
             12.50%, 7/15/07                        B3              400         396,000
            Crown Paper Co.
             Sr. Sub. Notes
             11.00%, 9/1/05                         B3              550         591,250
            Fort Howard Corp.
             Sub. Notes
             10.00%, 3/15/03                       Ba2            1,250       1,337,500

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
            Mail-Well Corp.
             Sr. Sub. Notes
             10.50%, 2/15/04                        B1    $       1,500   $   1,616,250
            Malette, Inc.
             Yankee Sr. Secured Debentures
             12.25%, 7/15/04                       Ba3              180         204,750
            QUNO Corp.
             Yankee Sr. Notes
             9.125%, 5/15/05                      Baa3              315         329,962
            Repap Wisconsin, Inc.
             2nd Priority Sr.
             Secured Notes
             9.875%, 5/1/06                        Ba3              400         435,000
                                                                          -------------
            GROUP TOTAL                                                       4,910,712
                                                                          -------------
--------------------------------------------------------------------------------
----------------
PUBLISHING & INFORMATION SERVICES (1.1%)
            Belo (A.H.) Corp.
             Sr. Notes
             6.875%, 6/1/02                       Baa2              750         765,000
            General Media, Inc.
             Sr. Notes
             10.625%, 12/31/00                    Caa2              625         542,969
         (8) InterAct Systems, Inc.
             Sr. Discount Notes
             0.00%, 8/1/03                         N/R              750         347,812
            Lamar Advertising Co.
             Gtd. Sr. Sub. Notes
             9.625%, 12/1/06                        B1              250         264,375
            Peterson Publishing Co.,
             L.L.C./Peterson Capital Corp.
             Series B, Gtd. Sr. Sub. Notes
             11.125%, 11/15/06                      B3              450         507,375
            Universal Outdoor, Inc.
             Series B, Sr. Sub. Notes
             9.75%, 10/15/06                        B1              750         800,625
                                                                          -------------
            GROUP TOTAL                                                       3,228,156
                                                                          -------------
--------------------------------------------------------------------------------
----------------
RESTAURANTS, HOTELS & GAMING (6.2%)
         (3) Boyd Gaming Corp.
             Sr. Sub. Notes
             9.50%, 7/15/07                         B1              150         153,750
         (2) Capital Gaming International,
             Inc.
             Promissory Notes
             10.125%, 8/1/95                       N/R                1              63
         (3) CapStar Hotel Co.
             Sr. Sub. Notes
             8.75%, 8/15/07                         B1              375         378,750
            Casino America, Inc.
             Gtd. Sr. Notes
             12.50%, 8/1/03                         B1            1,400       1,505,000
            Casino Magic of Louisiana,
             Corp.
             Series B, First Mortgage
             Notes
             13.00%, 8/15/03                        B3            2,900       2,805,750
            Colorado Gaming &
             Entertainment, Co.
             Gtd. Sr. Notes
             12.00%, 6/1/03                        N/R            1,480       1,596,949
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
         (2) Elsinore Corp.
             First Mortgage Notes
             12.50%, 10/1/00                       N/R    $       1,500   $     780,000
            Empress River Casino Finance
             Corp.
             Gtd. Sr. Notes
             10.75%, 4/1/02                        Ba3              500         540,000
            G.B. Property Funding Corp.
             Gtd. First Mortgage Notes
             10.875%, 1/15/04                       B3            1,100         987,250
            HMC Acquisition Properties,
             Series B, Gtd. Sr. Notes
             9.00%, 12/15/07                       Ba3              450         465,188
         (3) Hollywood Park, Inc.
             Gtd. Sr. Sub. Notes
             9.50%, 8/1/07                          B2              675         735,750
            Horseshoe Gaming L.L.C.:
             Series B, Gtd. Sr. Notes
             12.75%, 9/30/00                        B1              750         842,812
         (3)  Gtd. Sr. Sub. Notes
             9.375%, 6/15/07                        B3            1,500       1,554,375
            Majestic Star Casino L.L.C.
             Sr. Exchange Secured Notes
             12.75%, 5/15/03                        B2              200         220,750
            Mohegan Tribal Gaming
             Authority
             Series B, Sr. Secured Notes
             13.50%, 11/15/02                      Ba1              900       1,179,000
            Prime Hospitality Corp.
             Secured First Mortgage Notes
             9.25%, 1/15/06                        Ba2              975       1,023,750
            Red Roof Inns, Inc.
             Sr. Exchange Notes
             9.625%, 12/15/03                       B2              900         929,250
            Santa Fe Hotel, Inc.
             Gtd. First Mortgage Notes
             11.00%, 12/15/00                     Caa2              354         291,607
            Waterford Gaming L.L.C./
             Waterford Gaming Finance
             Corp.
             Sr. Notes
             12.75%, 11/15/03                      N/R            1,600       1,776,000
            Wyndham Hotel Corp.
             Gtd. Sr. Sub. Notes
             10.50%, 5/15/06                        B2              300         339,000
                                                                          -------------
            GROUP TOTAL                                                      18,104,994
                                                                          -------------
--------------------------------------------------------------------------------
----------------
RETAIL (3.1%)
            Brylane L.P.
             Gtd. Sr. Sub. Notes
             10.00%, 9/1/03                         B1              500         532,500
         (2) County Seat Stores, Inc.
             Sr. Sub. Notes
             12.00%, 10/1/02                        Ca            1,520         684,000
            Dairy Mart Convenience Stores,
             Inc.
             Sr. Sub. Notes
             10.25%, 3/15/04                        B3              750         761,250
            Farm Fresh, Inc.
             Sr. Notes
             12.25%, 10/1/00                      Caa2              960         873,600

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
            Great American Cookie Co.
             Series B, Sr. Secured
             Debentures
             10.875%, 1/15/01                       B3    $       1,250   $   1,275,000
            Hills Stores Co.
             Gtd. Sr. Notes
             12.50%, 7/1/03                         B2              500         415,000
         (3) Jitney-Jungle Stores of
             America, Inc.:
             Gtd. Sr. Notes
             12.00%, 3/1/06                         B2              250         281,875
             Gtd. Sr. Sub. Notes
             10.375%, 9/15/07                       B3              500         516,875
            K Mart Corp.
             Debentures
             7.75%, 10/1/12                        Ba3            1,175       1,113,312
            Parisian, Inc.
             Sr. Sub. Notes
             9.875%, 7/15/03                        B1            1,200       1,272,000
            Pathmark Stores, Inc.
             Sr. Sub. Notes
             9.625%, 5/1/03                         B3              650         643,500
         (3) Shoppers Food Warehouse Corp.
             Gtd. Sr. Secured Notes
             9.75%, 6/15/04                         B1              500         511,250
                                                                          -------------
            GROUP TOTAL                                                       8,880,162
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TELECOMMUNICATIONS (11.9%)
            Advanced Radio
             Telecommunications Corp.
             Sr. Notes
             14.00%, 2/15/07                      Caa2              900         756,000
            American Communications
         (8)  Services, Inc.
             Sr. Discount Notes
             0.00%, 11/1/05                        N/R            1,700       1,253,750
            Brooks Fiber Properties, Inc.:
         (8)  Sr. Discount Notes:
             0.00%, 3/1/06                         N/R            1,000         800,000
             0.00%, 11/1/06                        N/R            2,375       1,828,750
             Sr. Notes
             10.00%, 6/1/07                        N/R            1,050       1,183,875
         (8) COLT Telecom Group plc
             Yankee Units
             0.00%, 12/15/06                       N/R              400         299,000
            Cellular Communications
             International, Inc.
             Units
             Zero Coupon, 8/15/00                   B3            2,000       1,560,000
         (8) Dial Call Communications
             Sr. Discount Notes
             0.00%, 4/15/04                         B3            1,100       1,025,750
         (8) EchoStar Satellite
             Broadcasting Corp.
             Sr. Discount Notes
             0.00%, 3/15/04                       Caa1              750         631,875
      (3)(8) Fox/Liberty Networks L.L.C.
             Sr. Discount Notes
             0.00%, 8/15/07                         B1              400         257,000
             Sr. Notes
             8.875%, 8/15/07                        B1              500         505,000
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
      (3)(8) GST Telecommunications, Inc.
             Conv. Sr. Sub. Discount Notes
             0.00%, 12/15/05                       N/R    $         200   $     151,000
         (8) GST USA, Inc.
             Gtd. Sr. Discount Notes
             0.00%, 12/15/05                       N/R            1,700       1,283,500
            Geotek Communications, Inc.
             Conv. Sr. Sub. Notes
             12.00%, 12/15/01                     Caa2            1,100         935,000
         (8) ICG Holdings, Inc.:
             Gtd. Sr. Discount Notes:
             0.00%, 9/15/05                        N/R              650         516,750
             0.00%, 3/15/07                        N/R            2,000       1,320,000
             Gtd. Sr. Exchange Discount
             Notes
             0.00%, 5/1/06                         N/R              600         447,000
         (3) Iridium L.L.C./Iridium Capital
             Corp.
             Series B, Sr. Notes
             14.00%, 7/15/05                        B3              500         541,250
      (3)(8) Jordan Telecommunication
             Products, Inc.
             Sr. Discount Notes
             0.00%, 8/1/07                          B3              625         489,062
         (8) McCaw International Ltd.
             Sr. Discount Notes
             0.00%, 4/15/07                        N/R            1,000         605,000
            McLeodUSA, Inc.:
         (8)  Sr. Discount Notes
             0.00%, 3/1/07                          B3              300         213,750
         (3)  Sr. Notes
             9.25%, 7/15/07                         B3              400         423,000
         (8) Microcell Telecommunications,
             Inc.
             Series B, Yankee Sr. Discount
             Notes
             0.00%, 6/1/06                         N/R              400         272,000
            NEXTLINK Communications, Inc.
             Sr. Notes
             12.50%, 4/15/06                       N/R              350         404,250
      (3)(8) Nextel Communications, Inc.
             Sr. Discount Notes
             0.00%, 8/15/04                         B3            2,800       2,422,000
            Orion Network Systems, Inc.
             Gtd. Sr. Notes
             11.25%, 1/15/07                        B2              500         547,500
         (8) Pagemart Nationwide, Inc.
             Sr. Discount Notes
             0.00%, 2/1/05                         N/R            1,750       1,452,500
         (3) Petersburg Long Distance Inc.:
             Conv. Sub. Notes
             9.00%, 6/1/06                         N/R              230         303,600
         (8)  Units
             0.00%, 6/1/04                         N/R            1,610       1,529,500
      (3)(8) Price Communications Corp./
             Price Communications Cellular
             Holdings, Inc.
             Units
             0.00%, 8/1/07                        Caa1            1,150         618,125

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
            PriCellular Wireless Corp.:
         (8)  Discount Notes
             0.00%, 10/1/03                         B3    $         650   $     643,500
             Sr. Notes
             10.75%, 11/1/04                        B1              250         270,000
            Rogers Cablesystems Ltd.
             Series B, Yankee Sr. Secured
             2nd Priority Notes
             10.00%, 3/15/05                       Ba3              300         329,250
            Rogers Cantel Inc.
             Yankee Sr. Secured Debentures
             9.375%, 6/1/08                        Ba3              350         375,375
            Sprint Spectrum L.P./Sprint
             Spectrum Finance Corp.
             Sr. Notes
             11.00%, 8/15/06                        B2            1,400       1,571,500
         (3) TCI Satellite Entertainment,
             Inc.:
         (8)  Sr. Sub. Discount Notes
             0.00%, 2/15/07                         B3              250         163,125
             Sr. Sub. Notes
             10.875%, 2/15/07                       B3              700         735,000
         (3) Talton Holdings Inc.
             Gtd. Sr. Notes
             11.00%, 6/30/07                        B2              500         538,750
            Teleport Communications Group,
             Inc.:
         (8)  Sr. Discount Notes
             0.00%, 7/1/07                          B1            1,150         891,250
             Sr. Notes
             9.875%, 7/1/06                         B1              750         815,625
      (3)(8) Telesystem International
             Wireless, Inc.
             Sr. Discount Notes
             0.00%, 6/30/07                       Caa1              400         250,000
         (3) Teletrac, Inc./Teletrac
             Holdings, Inc.
             Units
             14.00%, 8/1/07                       Caa2              350         367,500
            UNIFI Communications, Inc.
             Sr. Notes
             14.00%, 3/1/04                        N/R            1,000         990,000
         (3) USN Communications, Inc.
             Units
             14.625%, 8/15/04                     Caa1              760         520,600
         (8) Videotron Holdings plc
             Yankee Discount Notes
             0.00%, 8/15/05                       Baa3            1,500       1,293,750
            Western Wireless Corp.
             Sr. Sub. Notes
             10.50%, 2/1/07                         B3              350         368,375
                                                                          -------------
            GROUP TOTAL                                                      34,699,387
                                                                          -------------
--------------------------------------------------------------------------------
----------------
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------

TEXTILES/APPAREL (0.4%)
            Pillowtex Corp.
             Gtd. Sr. Sub. Notes
             10.00%, 11/15/06                       B2    $         500   $     528,750
            William Carter Co.
             Series A, Sr. Sub. Notes
             10.375%, 12/1/06                       B3              500         525,000
                                                                          -------------
            GROUP TOTAL                                                       1,053,750
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TRANSPORTATION (2.2%)
            CHC Helicopter Corp.
             Yankee Sr. Sub. Notes
             11.50%, 7/15/02                        B3              750         804,375
         (3) Global Ocean Carriers Ltd.
             Gtd. Sr. Notes
             10.25%, 7/15/07                        B2              750         746,250
            Norfolk Southern Corp.:
             Notes:
             6.95%, 5/1/02                        Baa1              450         460,688
             7.875%, 2/15/04                      Baa1              700         742,000
             7.05%, 5/1/37                        Baa1              815         847,600
             Series A, Medium Term Notes
             7.40%, 9/15/06                       Baa1              260         270,400
            USAir, Inc.
             Gtd. Sr. Notes
             10.00%, 7/1/03                         B3            1,500       1,567,500
         (3) ValueJet, Inc.
             Sr. Notes
             10.50%, 4/15/01                       N/R            1,000       1,005,000
                                                                          -------------
            GROUP TOTAL                                                       6,443,813
                                                                          -------------
--------------------------------------------------------------------------------
----------------
WASTE MANAGEMENT (0.2%)
            Allied Waste North
             America, Inc.
             Gtd. Sr. Sub. Notes
             10.25%, 12/1/06                        B2              550         603,625
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $214,422,432)                                                       223,585,857
                                                                          -------------
--------------------------------------------------------------------------------
----------------
MUNICIPAL SECURITIES (0.6%)
       --------------------------------------------------------------------------------
----------------
            New Jersey Economic
             Development Authority
             Series B, Revenue Bonds:
             Zero Coupon, 2/15/03                  Aaa            1,605       1,148,747
             Zero Coupon, 2/15/07                  Aaa            1,280         692,313
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TOTAL MUNICIPAL SECURITIES
  (Cost $1,790,747)                                                           1,841,060
                                                                          -------------
--------------------------------------------------------------------------------
----------------

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
GOVERNMENT & AGENCY SECURITIES (7.9%)
--------------------------------------------------------------------------------
----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (4.4%)
            30-Year TBA
             7.00%, 10/1/27                        Aaa    $       7,055   $   7,037,362
            Various Pools:
             7.00%, 3/1/11-5/1/12                  Aaa            2,103       2,125,830
             8.50%, 9/1/20-9/1/27                  Aaa            1,301       1,372,304
            REMIC-PAC Series 1660, Class E
             6.00%, 1/15/07                        Aaa            1,370       1,363,575
            REMIC-PAC Series 1262, Class H
             4.50%, 11/15/20                       Aaa              850         760,750
                                                                          -------------
            GROUP TOTAL                                                      12,659,821
                                                                          -------------
--------------------------------------------------------------------------------
----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.8%)
            Pool #303784
             7.00%, 3/1/11                         Aaa            1,911       1,931,547
            REMIC-PAC Series 1989-23,
             Class D
             10.20%, 9/25/18                       Aaa            2,133       2,211,006
            STRIPS, Series H, Class 2
             11.50%, 5/1/09                        Aaa              931       1,033,869
                                                                          -------------
            GROUP TOTAL                                                       5,176,422
                                                                          -------------
--------------------------------------------------------------------------------
----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
            Various Pools:
             10.50%, 9/15/15-8/15/16               Aaa              258         289,123
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TENNESSEE VALLEY AUTHORITY (0.5%)
            Power Bonds, 1996 Series A
             5.88%, 4/1/36                         Aaa            1,530       1,533,825
                                                                          -------------
--------------------------------------------------------------------------------
----------------
UNITED STATES DEPARTMENT OF VETERANS AFFAIRS (0.1%)
            Vendee Mortgage Trust
             REMIC Series 1994-2, Class 3F
             6.50%, 10/15/15                       N/R              400         391,372
                                                                          -------------
--------------------------------------------------------------------------------
----------------
UNITED STATES TREASURY NOTE (1.0%)
            U.S. Treasury Note
             7.875%, 11/15/04                      Aaa            2,540       2,792,806
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $22,617,062)                                                         22,843,369
                                                                          -------------
--------------------------------------------------------------------------------
----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.6%)
--------------------------------------------------------------------------------
----------------
            Asset Securitization Corp.
             Series 1996-MD6, Class A6
             7.108%, 11/13/26                     Baa2              420         437,065
            Chase Commercial Mortgage
             Securities Corp.
             Series 1996-2, Class A2
             6.90%, 9/19/06                        N/R              550         557,733
                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
            Drexel, Burnham & Lambert
             Trust
             REMIC-PAC, Series S, Class 2
             9.00%, 8/1/18                         Aaa    $       4,644   $   4,645,839
            Fleetwood Credit Corp. Grantor
             Trust
             Series 1997-B, Class A
             6.40%, 5/15/13                        Aaa              970         973,182
            Kidder Peabody Acceptance
             Corp.
             Series 1994-C1, Class B
             6.85%, 2/1/06                         N/R              910         923,468
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $7,820,756)                                                           7,537,287
                                                                          -------------
--------------------------------------------------------------------------------
----------------
ASSET BACKED OBLIGATIONS (5.2%)
       --------------------------------------------------------------------------------
----------------
            Advanta Credit Card Master
             Trust, Visa/MasterCard Credit
             Card Receivables
             Series 1995-F, Class A2
             5.842%, 8/1/03                        Aaa            1,600       1,600,496
            Capita Equipment Receivables
             Trust,
             Series 1996-1, Class A3
             6.11%, 7/15/99                        Aaa            1,250       1,254,688
            Green Tree Financial Corp.
             Manufactured Housing
             Installment Sale Contracts:
             Series 1993-4, Class B1
             7.20%, 1/15/19                       Baa3            2,000       2,025,620
             Series 1995-4, Class A3
             6.30%, 7/15/25                        Aaa              350         350,763
             Series 1995-7, Class A2
             6.15%, 11/15/26                       Aaa            1,062       1,062,223
             Series 1995-7, Class A3
             6.35%, 11/15/26                       Aaa            1,300       1,306,044
             Series 1997-3, Class B1
             6.73%, 7/15/28                        Aaa            1,650       1,668,563
            Green Tree Recreational,
             Equipment & Consumer Trust
             Series 1997-C, Class A-1
             6.49%, 2/15/18                        N/R            1,100       1,103,126
            Merrill Lynch Home Equity
             Acceptance Trust,
             Series 1994-A, Class A-2
             6.44%, 7/17/22                         A3            1,325       1,320,239
            Metris Master Trust,
             MasterCard Credit Card
             Receivables
             Series 1997-1, Class A
             6.87%, 10/20/05                       Aaa              900         916,173
            Nationscredit Grantor Trust,
             Boat Retail Installment Sale
             Contracts,
             Series 1996-1, Class A
             5.85%, 9/15/11                        Aaa              857         846,757

                                                              Face
                                              Moody's        Amount
                                              Ratings         (000)           Value
--------------------------------------------------------------------------------
----------------
            Sears Credit Account Master
             Trust, Credit Card
             Receivables
             Series 1996-1, Class A
             6.20%, 2/16/06                        Aaa    $       1,750   $   1,748,598
                                                                          -------------
--------------------------------------------------------------------------------
----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $14,946,229)                                                         15,203,290
                                                                          -------------
--------------------------------------------------------------------------------
----------------

                                            Shares/ Units
-------------------------------------------------------------------------
----------------
COMMON STOCKS (0.8%)
-------------------------------------------------------------------------
----------------
BROADCASTING (0.0%)
         (1) Pegasus Communications Corp.             564          12,126
                                                            -------------
-------------------------------------------------------------------------
----------------
CABLE (0.0%)
         (1) OpTel, Inc.                              500               5
                                                            -------------
-------------------------------------------------------------------------
----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
      (1)(5) Applause Enterprises, Inc.
             (acquired 11/8/91, cost
             $144,400)                              3,800          11,400
                                                            -------------
-------------------------------------------------------------------------
----------------
FINANCIAL SERVICES (0.0%)
      (1)(5) Westfed Holdings Inc.
             Class B (acquired 9/20/88,
             cost $383)                            12,670               0
                                                            -------------
-------------------------------------------------------------------------
----------------
FOOD & BEVERAGE (0.5%)
      (1)(5) Dr. Pepper Bottling Holdings,
             Inc.
             Class A (acquired 2/25/97,
             cost $1,181,250)                      75,000       1,443,750
      (1)(3) Specialty Foods Corp.                 30,000           7,500
                                                            -------------
            GROUP TOTAL                                         1,451,250
                                                            -------------
-------------------------------------------------------------------------
----------------
INDUSTRIAL GOODS & MATERIALS (0.1%)
   (1)(5)(7) CIC I Acquisition Corp.
             (acquired 10/18/89, cost
             $1,076,715)                            2,944         200,192
                                                            -------------
-------------------------------------------------------------------------
----------------
PACKAGING/CONTAINERS (0.0%)
         (1) Crown Packaging Enterprises
             Ltd.                                 253,500           2,535
                                                            -------------
-------------------------------------------------------------------------
----------------
PAPER & FOREST PRODUCTS (0.1%)
         (1) Mail-Well, Inc.                       10,653         288,963
                                                            -------------
-------------------------------------------------------------------------
----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
         (1) Casino America Inc.                   14,947          51,836
         (1) Colorado Gaming &
             Entertainment, Co.                    26,465         135,633
         (1) Motels of America, Inc.                  500          25,000
                                                            -------------
            GROUP TOTAL                                           212,469
                                                            -------------
-------------------------------------------------------------------------
----------------
RETAIL (0.0%)
      (1)(5) Jewel Recovery L.P.
             (acquired 7/30/93, cost $0)           45,044               0
                                                            -------------
-------------------------------------------------------------------------
----------------

                                            Shares/ Units       Value
-------------------------------------------------------------------------
----------------

TELECOMMUNICATIONS (0.0%)
         (1) Pagemart Nationwide, Inc.              7,000   $      73,500
                                                            -------------
-------------------------------------------------------------------------
----------------
TOTAL COMMON STOCKS
  (Cost $2,959,244)                                             2,252,440
                                                            -------------
-------------------------------------------------------------------------
----------------
PREFERRED STOCKS (4.5%)
-------------------------------------------------------------------------
----------------
AEROSPACE/DEFENSE (0.5%)
         (1) GPA Group plc
             7% Second Preference Cum.
             Conv.                              2,875,000       1,538,125
                                                            -------------
-------------------------------------------------------------------------
----------------
BROADCASTING (0.7%)
         (1) Pegasus Communications Corp.
             12.75% Units                             250         265,000
            Spanish Broadcasting System,
             Inc.
             14.25% Cumulative
             Exchangeable                          16,003       1,676,346
                                                            -------------
                                                                1,941,346
                                                            -------------
-------------------------------------------------------------------------
----------------
CABLE (1.3%)
         (3) Adelphia Communications Corp.
             13.00% Cumulative
             Exchangeable, Series A                 5,000         556,250
         (1) DIVA Systems Corp.                    56,913         651,085
            NTL Inc.
             13% Exchangeable                       2,134       2,432,976
                                                            -------------
            GROUP TOTAL                                         3,640,311
                                                            -------------
-------------------------------------------------------------------------
----------------
CONSUMER PRODUCTS & SERVICES (0.1%)
            Renaissance Cosmetics, Inc.
             14% Cumulative                           343         239,779
                                                            -------------
-------------------------------------------------------------------------
----------------
ENERGY (0.0%)
         (7) Consolidated Hydro, Inc.
             13.50% Series H, Conv.                 3,000          30,000
                                                            -------------
-------------------------------------------------------------------------
----------------
FINANCIAL SERVICES (0.2%)
            Chevy Chase Preferred Capital
             Corp.
             10.375% Noncumulative
             Exchangeable, Series A, Conv.         10,000         537,500
      (5)(7) West Fed Holdings, Inc.
             Class A (acquired
             9/20/88-6/18/93, cost
             $3,611,992)                           42,759          42,759
                                                            -------------
            GROUP TOTAL                                           580,259
                                                            -------------
-------------------------------------------------------------------------
----------------
PAPER & FOREST PRODUCTS (0.3%)
         (1) SD Warren Co.
             14% Cumulative Exchangeable,
             Series B                              21,459         997,843
                                                            -------------
-------------------------------------------------------------------------
----------------
PUBLISHING & INFORMATION SERVICES (0.2%)
            K-III Communications Corp.
             10% Cumulative Exchangeable,
             Series D                               5,000         513,750
                                                            -------------
-------------------------------------------------------------------------
----------------

                                            Shares/ Units       Value
-------------------------------------------------------------------------
----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
         (1) AmeriKing, Inc.
             13% Cumulative Exchangeable           15,000   $     420,000
                                                            -------------
-------------------------------------------------------------------------
----------------
RETAIL (0.5%)
         (1) Jitney-Jungle Stores of
             America, Inc.
             15.00% Class A                         9,250       1,369,000
                                                            -------------
-------------------------------------------------------------------------
----------------
TELECOMMUNICATIONS (0.6%)
         (1) Intermedia Communications,
             Inc.
             13.5% Exchangeable, Series B           2,600         312,000
         (1) NEXTLINK Communications, Inc.
             14% Cumulative Exchangeable           10,180         636,250
            Nextel Communications, Inc.
             13.00% Exchangeable, Series D            800         912,000
                                                            -------------
            GROUP TOTAL                                         1,860,250
                                                            -------------
-------------------------------------------------------------------------
----------------
TOTAL PREFERRED STOCKS
  (Cost $16,120,304)                                           13,130,663
                                                            -------------
-------------------------------------------------------------------------
----------------
RIGHTS (0.0%)
-------------------------------------------------------------------------
----------------
         (1) Terex Corp.,
             expiring 5/15/02
             (Cost $0)                              6,000         120,000
                                                            -------------
-------------------------------------------------------------------------
----------------
WARRANTS (0.6%)
-------------------------------------------------------------------------
----------------
         (1) Advanced Radio
             Telecommunications Corp.,
             expiring 2/15/07                      13,500         162,000
         (1) America Communications
             Services, Inc.
             expiring 11/1/05                       2,000         200,000
         (1) American Telecasting, Inc.
             expiring 6/23/99                         525             263
         (1) Australis Holdings Pty Ltd.
             expiring 10/1/01                       2,250              16
         (1) Boomtown, Inc.
             expiring 11/1/98                         500               5
         (1) CHC Helicopter Corp.
             expiring 12/15/00                      6,000          21,000
      (1)(3) Capital Gaming International,
             Inc.
             expiring 2/1/99                        5,687               0
         (1) Casino America, Inc.
             expiring 5/3/01                        2,646              26
         (1) Coinstar, Inc.
             expiring 10/1/06                       1,700          13,430
      (1)(7) Consolidated Hydro, Inc.
             expiring 12/31/03                      5,400               0
         (1) County Seat Stores, Inc.
             expiring 10/15/98                      1,520              15
         (1) Crown Packaging Holdings, Ltd.
             expiring 11/1/03                       2,000             250
         (1) Dairy Mart Convenience Stores,
             Inc.
             expiring 5/13/98                      11,665          23,330
         (1) Elsinore Corp.
             expiring 10/8/98                      79,941               0
                                            Shares/ Units       Value
-------------------------------------------------------------------------
----------------
         (1) General Media Inc.:
             expiring 12/22/00                        500   $         500
             expiring 12/31/00                        625             625
         (1) Golden Ocean Group, Ltd.
             expiring 8/31/01                       1,032           1,032
         (1) Great American Cookie Co.
             expiring 1/30/00                         225           2,250
         (1) Hemmeter Enterprises, Inc.
             expiring 12/15/99                      9,000               0
         (1) IHF Capital, Inc.
             expiring 11/14/99                        500          27,500
         (1) In-Flight Phone Corp.
             expiring 8/31/02                       1,000               0
         (1) IntelCom Group, Inc.
             expiring 9/1/05                        2,145          31,103
         (1) Interact Systems, Inc.
             expiring 8/1/03                          750               0
         (1) McCaw International Ltd.
             expiring 4/15/07                       1,000             250
      (1)(3) Microcell Telecommunications:
             expiring 12/31/97                      1,600              16
             expiring 12/31/97                      1,600          14,400
         (1) NEXTLINK Communications
             expiring 2/1/09                        9,500              95
         (1) Nextel Communications, Inc.
             expiring 4/25/99                         750               8
         (1) Purity Supreme
             expiring 8/1/97                        5,198               0
         (1) Renaissance Cosmetics, Inc.:
             expiring 4/3/01                          300          30,000
             expiring 8/31/06                       3,000         150,000
         (1) SD Warren Co.
             expiring 12/15/06                     12,000          60,000
         (1) Sheffield Steel Corp.
             expiring 11/1/01                       6,250          25,000
         (1) Spanish Broadcasting Systems:
             expiring 6/29/99                       1,500         285,000
             expiring 6/29/99                       1,500         495,000
         (1) UNIFI Communications, Inc.
             expiring 3/1/07                        1,000               0
         (1) United International Holdings
             expiring 11/15/99                      2,950          29,500
         (1) Wright Medical Technology
             expiring 6/30/03                         618          61,765
                                                            -------------
-------------------------------------------------------------------------
----------------
TOTAL WARRANTS
  (Cost $445,422)                                               1,634,379
                                                            -------------
-------------------------------------------------------------------------
----------------

                                                             Face
                                              Moody's       Amount
                                              Ratings       (000)
--------------------------------------------------------------------------------
----------------
SHORT-TERM INVESTMENTS (1.4%)
    --------------------------------------------------------------------------------
----------------
            Federal Home Loan Bank
             Discount Note
             Zero Coupon, 10/1/97
             (Cost $4,101,000)                     N/R    $    4,101       4,101,000
                                                                       -------------

--------------------------------------------------------------------
-------------

                                                             Face
                                              Moody's       Amount
                                              Ratings       (000)          Value
--------------------------------------------------------------------------------
----------------
TOTAL DOMESTIC SECURITIES
  (Cost $285,223,196)                                                  $ 292,249,345
                                                                       -------------
--------------------------------------------------------------------------------
----------------
FOREIGN SECURITIES (0.1%)
    --------------------------------------------------------------------------------
----------------
GOVERNMENT OBLIGATIONS (0.1%)
    --------------------------------------------------------------------------------
----------------
                                    POLAND
            Republic of Poland
             Past Due Interest Bonds
             4.00%, 10/27/14
             (Cost $436,621)                      Baa3      USD  500         425,000
                                                                       -------------
--------------------------------------------------------------------------------
----------------
TOTAL INVESTMENTS (100.5%)
  (Cost $285,659,817)                                                    292,674,345
                                                                       -------------
--------------------------------------------------------------------------------
----------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)
                                                                          (1,501,394)
                                                                       -------------
--------------------------------------------------------------------------------
----------------

NET ASSETS (100%)
            Applicable to 34,590,237 issued and
             outstanding $.001 par value shares
             (authorized 100,000,000 shares)                $ 291,172,951
                                                            -------------
                                                            -------------
-------------------------------------------------------------------------
----------------
NET ASSET VALUE PER SHARE                                   $        8.42
                                                            -------------
                                                            -------------
-------------------------------------------------------------------------
----------------
MARKET PRICE PER SHARE                                      $        8.50
                                                            -------------
                                                            -------------
-------------------------------------------------------------------------
----------------

N/R--Not Rated
PERL--Principle Exchange Rate Linked Security
PAC--Planned Amortization Class
REMIC--Real Estate Mortgage Investment Conduit
STRIPS--Separate Trading of Registered Interest and Principal Securities
TBA--Security is subject to delayed delivery.
 (1)  Non-income producing security.
 (2)  Defaulted security.
 (3)  144A Security. Certain conditions for public sale may exist.
 (4)  Payment in kind bond. Market value includes accrued interest.
 (5) Restricted as to private and public resale. Total cost of restricted securities at September 30, 1997 aggregated $6,014,740. Total market value of restricted securities owned at September 30, 1997 was $1,698,101 or 0.6% of net assets.
 (6) All or a portion of this security was pledged as collateral for delayed delivery securities.
 (7) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
 (8) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (9) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at September 30, 1997.

DESCRIPTION OF DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN
---------

Pursuant to the BEA Income Fund, Inc.'s (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder may elect to have all dividends and distibutions, net of any applicable U.S. withholding tax, automatically reinvested in additional shares of the Fund by the Chase Manhattan Bank, as the plan agent (the "Plan Agent"). Shareholders who do not make this election will receive all dividends and distributions in cash, net of any applicable U.S. withholding tax, paid in dollars by check mailed directly to the shareholder by the Plan Agent, as dividend-paying agent. Shareholders who wish to have dividends and distributions automatically reinvested should notify the Plan Agent for the Fund, at Dividend Reinvestment Department -- Retail,
4 New York Plaza, New York, NY 1004. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan. Investors who own shares of the Fund's common stock registered in street name should contact the broker or nominee for details concerning participation in the Plan.
    Certain distributions of cash attributable to (a) some of the dividends and interest amounts paid to the Fund and (b) certain capital gains earned by the Fund that are derived from securities of certain foreign issuers are subject to taxes payable by the Fund at the time amounts are remitted. Such taxes, if any, will be borne by the Fund and allocated to all shareholders in proportion to their interests in the Fund.
    The Plan Agent serves as agent for the shareholders in administering the Plan. If the Board of Directors of the Fund declares an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset value as determined at the time of purchase (generally on the payable date of the dividend) as set forth below. Whenever market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or distribution, participants will be issued shares of the Fund at a price equal to net asset value but not less than 95% of the then current market price of the Fund shares. The Fund will not issue shares under the Plan below net asset value. If net asset value determined as at the time of purchase exceeds the market price of Fund shares at such time, or if the Fund should declare a dividend or other distribution payable only in cash (i.e., if the Board of Directors should preclude reinvestment at net asset value), the Agent will, as agent for the participants, endeavor to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, on behalf of all participants, and will allocate to you your pro rata portion based on the average price paid (including brokerage commissions) for all shares purchased. Shares acquired on behalf of participants in the open market will be purchased at the prevailing market price. Fractions of a share allocated to you will be computed to four decimal places. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.
    For all purposes of the Plan: (a) the market price of the Fund's common stock on a dividend payment date shall be the last sale price on the New York Stock Exchange on that date, or, if there is no such sale, then the mean between the closing bid and asked quotations for such stock, and (b) net asset value per share of the Fund's commons stock on a particular date shall be as determined by or on behalf of the Fund.
    Participants in the Plan have the option of making additional cash payments to the Plan Agent, monthly, in any amount from $100 to $3,000, for investment in the Fund's common stock. Shareholders should be aware that cash contributions will be used to purchase shares of the Fund in the open market regardless of whether such shares are selling above, at or below the net asset value of the Fund. As a result, shareholders may be purchasing shares at a market price that reflects a premium to the Fund's net asset value.
    Cash contributions should be in the form of a check or money order and made payable in U.S. dollars and directed to The Chase Manhattan Bank, Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. Deliveries to any other address do not constitute valid delivery.
    A detachable form for use in making voluntary cash payments will be attached to each Dividend Reinvestment Plan statement you receive. The same amount of money need not be sent each month and there is no obligation to make an optional cash payment each month.
    Payments received by the Agent will be used to purchase stock under the Plan. Prior to such purchase of stock by the Agent, no interest will be paid on such funds sent to the Agent. Therefore, voluntary cash payments should be sent to reach the Agent shortly (but at least five business days) before the dividend payment date. Voluntary cash payments received after the five business day deadline will be invested by the Agent on the next succeeding dividend payment date. Dividend payment dates are expected to be the 15th (or next business day) of each month.
    You may obtain a refund of any voluntary cash payment if a request for such a refund is received in writing by the Agent not less than 48 hours before the next succeeding dividend payment.
    There is no charge to participants for reinvesting dividends or capital gains distributions. The Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions, or voluntary cash payments.
    Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing stock for all participants in blocks and pro rating the lower commissions thus attainable.
    The receipt of dividends and distributions in stock under the Plan will not relieve participants of any income tax (including withholding tax) that may be payable on such dividends and distributions.
    While the Fund presently intends to continue the Plan indefinitely, experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders of the Fund at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Agent by at least 30 days' written notice to all shareholders of the Fund.
    Any notices, questions or other correspondence regarding the Plan should be addressed to The Chase Manhattan Bank, Customer Service Department, 4 New York Plaza, New York, NY 10004. Be sure to include a reference to BEA Income Fund, Inc. or you may call (800) 428-8890.